SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2021
SHAREHOLDERS' EQUITY
Schedule of share capital

	Ordinary
	Quantity	(%)

Controlling Shareholders
Suzano Holding S.A.	367,612,329	27.01
Controller	194,809,797	14.31
Managements and related persons	33,800,534	2.48
Alden Fundo de Investimento em Ações	26,154,744	1.92
	622,377,404	45.72
Treasury	12,042,004	0.88
Other shareholders	726,844,176	53.40
	1,361,263,584	100.00

Schedule of other reserves

				Exchange
			Exchange	variation on
			variation	conversion of
			and fair	financial
	Debenture		value of	statements of
	conversion		financial	foreign	Deemed
	5th issue	Actuarial loss	assets	subsidiaries	cost	Total
Balance at December 31, 2019	(45,746)	(194,118)	2,360	209,987	2,248,858	2,221,341
Actuarial loss		(22,037)				(22,037)
Gain on conversion of financial asset and fair value			4,151			4,151
Loss on conversion of financial statements and on foreign investments				(2,857)		(2,857)
Partial realization of deemed cost, net of taxes					(70,654)	(70,654)
Balance at December 31, 2020	(45,746)	(216,155)	6,511	207,130	2,178,204	2,129,944
Actuarial gain		78,964				78,964
Gain on conversion of financial asset and fair value			1,333			1,333
Gain on conversion of financial statements and on foreign investments				45,181		45,181
Partial realization of deemed cost, net of taxes					(140,515)	(140,515)
Balance at December 31, 2021	(45,746)	(137,191)	7,844	252,311	2,037,689	2,114,907

Schedule of treasury shares

		Average cost	Historical	Market
	Quantity	per share	value	value
Balance at December 31, 2019	12,042,004	18.13	218,265	477,827
Balance at December 31, 2020	12,042,004	18.13	218,265	704,939
Balance at December 31, 2021	12,042,004	18.13	218,265	723,845

Schedule of result absorption

				Reserve
	Limit on	Distribution of results		balances
	share	December 31,	December 31,	December 31,	December 31,
	capital%	2021	2020	2021	2020
Realization of deemed cost, net of taxes		(140,515)	(70,654)
Tax incentive reserve		812,909		812,909
Legal reserve	20%	235,019	(317,144)	235,019
Capital increase reserve	80%	2,513,663		2,513,663
Special statutory reserve		279,295		279,344
Capital reserve			(6,410,885)	15,455	10,612
Unclaimed dividends forfeited			130
Reserve for the distribution of dividends		86,889		86,889
Proposed minimum mandatory dividends		913,111
		4,700,371	(6,798,553)	3,943,279	10,612